Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued liabilities
Accrued liabilities consisted of the following at December 31, 2016 and 2015, respectively:

	2016	2015
Accrued insurance	$2,900,221	$2,778,368
Accrued payroll and related expenses	4,728,614	1,256,269
Other	5,990,636	3,017,278
Total	$13,619,471	$7,051,915